CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Property, plant and equipment	¥ 1,129		¥ 1,250
Right-of-use assets	37,952		44,288
Bad debts	13,536	¥ 49,827
Current inventories	¥ 37,040		¥ 31,589